Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 80,563,482	$ 33,101,294
Prepaid expenses and deposits	3,860,842	1,106,512
Amounts receivable	674,226	228,872
Total current assets	85,098,550	34,436,678
Non-current assets
Prepaid expenses	64,332	80,761
Property and equipment, net	834,429	357,893
Right-of-use asset, net	152,697	67,023
Total assets	86,150,008	34,942,355
Current liabilities
Accounts payable and accrued liabilities	5,549,553	3,031,527
Lease liability – current portion	78,452	71,859
Total current liabilities	5,628,005	3,103,386
Non-current liabilities
Lease liability	75,910	0
Total liabilities	5,703,915	3,103,386
Shareholders' equity (deficit)
Preferred Stock Value	29,738,321	31,705,219
Common shares, without par value; unlimited shares authorized; issued and outstanding: 51,939,206 (December 31, 2024 - 35,641,603	195,406,895	116,360,066
Additional paid-in capital	28,520,331	20,503,904
Deficit	(169,579,974)	(131,003,831)
Accumulated other comprehensive loss	(2,044,137)	(4,160,555)
Equity attributable to the owners of the Company	82,041,436	33,404,803
Non-controlling interest	(1,595,343)	(1,565,834)
Total shareholders' equity	80,446,093	31,838,969
Total liabilities and shareholders' equity	$ 86,150,008	$ 34,942,355